Organization and basis of financial statements (Details) - $ / shares		6 Months Ended
	Sep. 01, 2021	Sep. 30, 2021
Related Party Transaction [Line Items]
Issuance of ordinary shares for business combination	2,900,000
Shenzhen Jisen Information Tech Limited
Related Party Transaction [Line Items]
Issuance of ordinary shares for business combination	2,900,000
Mr. Gao Xiaofeng
Related Party Transaction [Line Items]
Number of shares issued		7,740,000
Mr. Hua Lugang
Related Party Transaction [Line Items]
Number of shares issued		1,800,000
Shenzhen Jisen Information Tech Limited | Shenzhen Jisen Information Tech Limited
Related Party Transaction [Line Items]
Percentage of ownership acquired	100.00%
Issuance of ordinary shares for business combination	2,900,000
Share price of ordinary shares issued for business combination	$ 1.60